LOANS PAYABLE (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
LOANS PAYABLE
Loans payable - current portion	$ 65,415	$ 65,611
Loans payable - non-current portion	85,858	157,629
Total	$ 151,273	$ 223,240